DBX ETF Trust | 1
Schedule of Investments
Xtrackers US Green Infrastructure Select Equity ETF
February 28,2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.8%
Consumer Discretionary
— 9.4%
EVgo, Inc. *
22,577 59,829
Lucid Group, Inc. * (a)
31,291 69,466
QuantumScape Corp. * (a)
16,301 76,452
Rivian Automotive, Inc., Class
A * (a)
6,562 77,694
Tesla, Inc. *
238 69,729
(Cost $437,217)
353,170
Energy — 3.0%
Gevo, Inc. * (a)
40,020 56,428
Green Plains, Inc. *
9,323 54,726
(Cost $263,847)
111,154
Industrials — 62.2%
Array Technologies, Inc. *
14,279 75,393
AZZ, Inc.
1,122 107,835
Bloom Energy Corp., Class A *
3,825 91,877
Carrier Global Corp.
1,362 88,258
Casella Waste Systems, Inc.,
Class A *
868 97,233
ChargePoint Holdings, Inc. * (a)
83,251 55,437
Chart Industries, Inc. *
462 88,034
Clean Harbors, Inc. *
406 86,701
EnerSys
1,016 103,114
Enviri Corp. *
11,061 71,897
Eos Energy Enterprises, Inc. *
18,001 78,664
Fluence Energy, Inc. * (a)
5,456 31,208
FuelCell Energy, Inc. * (a)
8,087 46,662
Graco, Inc.
1,132 98,563
IDEX Corp.
448 87,060
Ingersoll Rand, Inc.
1,040 88,171
Lennox International, Inc.
149 89,556
Microvast Holdings, Inc. * (a)
49,861 81,273
Montrose Environmental Group,
Inc. *
4,483 87,105
NEXTracker, Inc., Class A *
2,192 96,492
Parker-Hannifin Corp.
145 96,934
Plug Power, Inc. * (a)
34,922 56,224
Republic Services, Inc.
450 106,659
Shoals Technologies Group, Inc.,
Class A *
15,540 47,086
Sunrun, Inc. *
8,674 62,887
Veralto Corp.
914 91,181
Waste Management, Inc.
451 104,984
Xylem, Inc.
804 105,236
Number
of Shares Value $
(Cost $2,569,805)
2,321,724
Information Technology
— 4.3%
First Solar, Inc. *
488 66,456
Itron, Inc. *
872 94,952
(Cost $155,705)
161,408
Materials — 10.5%
Ecolab, Inc.
397 106,797
PureCycle Technologies, Inc. *
9,584 98,715
Reliance, Inc.
348 103,412
Worthington Steel, Inc.
3,087 82,330
(Cost $320,468)
391,254
Utilities — 10.4%
Altus Power, Inc. *
22,798 112,394
Brookfield Renewable Corp.
3,380 94,133
Ormat Technologies, Inc.
1,362 95,122
Sunnova Energy International,
Inc. *
23,787 39,487
XPLR Infrastructure LP
5,106 46,158
(Cost $547,801)
387,294
TOTAL COMMON STOCKS
(Cost $4,294,843)
3,726,004
EXCHANGE-TRADED FUNDS
— 0.1%
Global X US Infrastructure
Development ETF
10 402
Vaneck Green Infrastructure ETF
175 4,233
(Cost $4,876)
4,635
SECURITIES LENDING
COLLATERAL — 14.5%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.27%
(b)(c)
(Cost $539,438)
539,438 539,438
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.30% (b)
(Cost $1,218)
1,218 1,218
TOTAL INVESTMENTS
— 114.4%
(Cost $4,840,375)
4,271,295
Other assets and liabilities, net
— (14.4%)
(536,366)
NET ASSETS — 100.0%
3,734,929
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US Green Infrastructure Select Equity ETF
(Continued)
February 28,2025 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
UPGR-PH3
R-089711-2 (5/25) DBX006037 (5/25)
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
SECURITIES LENDING COLLATERAL — 14.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.27% (b)(c)
603,600 — (64,162) (d) — — 27,850 — 539,438 539,438
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.30% (b)
— 78,565 (77,347) — — 93 — 1,218 1,218
603,600 78,565 (141,509) — — 27,943 — 540,656 540,656
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $481,709, which is 12.9% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 3,726,004 $ — $ — $ 3,726,004
Exchange-Traded Funds
4,635 — — 4,635
Short-Term Investments (a)
540,656 — — 540,656
TOTAL
$ 4,271,295 $ — $ — $ 4,271,295
(a)
See Schedule of Investments for additional detailed categorizations.